Risk information - Gross exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2023	Dec. 31, 2022
Risk information
Gross exposure	kr 413.2	kr 438.2
Finland
Risk information
Gross exposure	14.8	13.6
France
Risk information
Gross exposure	11.5	10.0
Poland
Risk information
Gross exposure	8.9	9.1
United Kingdom
Risk information
Gross exposure	7.9	12.3
Norway
Risk information
Gross exposure	6.9	6.7
Denmark
Risk information
Gross exposure	6.5	5.3
Germany
Risk information
Gross exposure	5.1	10.1
Spain
Risk information
Gross exposure	3.4	4.1
Austria
Risk information
Gross exposure	3.3	5.9
Luxembourg
Risk information
Gross exposure	3.1	3.8
Italy
Risk information
Gross exposure	1.5	2.0
Portugal
Risk information
Gross exposure	1.3	1.0
Serbia
Risk information
Gross exposure	0.7	0.5
Netherlands
Risk information
Gross exposure	0.6	4.0
Ireland
Risk information
Gross exposure	0.5	0.6
Belgium
Risk information
Gross exposure	0.4	0.5
Estonia
Risk information
Gross exposure	0.1	0.1
Czech Republic
Risk information
Gross exposure	0.1	0.2
Lithuania
Risk information
Gross exposure	0.1	0.2
Latvia
Risk information
Gross exposure	0.1	0.1
Russian Federation
Risk information
Gross exposure	0.1	0.1
Iceland
Risk information
Gross exposure	0.1	0.1
Slovakia
Risk information
Gross exposure	0.0	0.1
Europe except Sweden
Risk information
Gross exposure	77.0	90.4
Central governments
Risk information
Gross exposure	98.8	106.7
Central governments | Finland
Risk information
Gross exposure	4.2	0.0
Central governments | France
Risk information
Gross exposure	6.4	5.6
Central governments | United Kingdom
Risk information
Gross exposure		4.1
Central governments | Denmark
Risk information
Gross exposure		0.6
Central governments | Germany
Risk information
Gross exposure	3.5	7.3
Central governments | Austria
Risk information
Gross exposure	3.1	5.9
Central governments | Netherlands
Risk information
Gross exposure		0.6
Central governments | Europe except Sweden
Risk information
Gross exposure	17.2	24.1
Regional governments
Risk information
Gross exposure	11.4	21.9
Regional governments | Finland
Risk information
Gross exposure	1.3	4.1
Regional governments | Latvia
Risk information
Gross exposure	0.1
Regional governments | Europe except Sweden
Risk information
Gross exposure	1.4	4.1
Multilateral development banks
Risk information
Gross exposure	4.1	5.3
Multilateral development banks | Luxembourg
Risk information
Gross exposure	3.1	3.8
Multilateral development banks | Europe except Sweden
Risk information
Gross exposure	3.1	3.8
Public sector entity
Risk information
Gross exposure		2.1
Public sector entity | Germany
Risk information
Gross exposure		2.1
Public sector entity | Europe except Sweden
Risk information
Gross exposure		2.1
Financial institutions
Risk information
Gross exposure	34.3	34.0
Financial institutions | Finland
Risk information
Gross exposure	0.2	0.2
Financial institutions | France
Risk information
Gross exposure	2.5	2.5
Financial institutions | Poland
Risk information
Gross exposure	6.7	6.7
Financial institutions | United Kingdom
Risk information
Gross exposure	0.1	0.2
Financial institutions | Norway
Risk information
Gross exposure	0.1	0.1
Financial institutions | Denmark
Risk information
Gross exposure	2.5	2.6
Financial institutions | Germany
Risk information
Gross exposure	1.3	0.6
Financial institutions | Spain
Risk information
Gross exposure	1.4	0.8
Financial institutions | Luxembourg
Risk information
Gross exposure		0.0
Financial institutions | Netherlands
Risk information
Gross exposure	0.1	2.8
Financial institutions | Ireland
Risk information
Gross exposure	0.2	0.3
Financial institutions | Latvia
Risk information
Gross exposure		0.1
Financial institutions | Europe except Sweden
Risk information
Gross exposure	15.1	16.9
Corporates
Risk information
Gross exposure	264.6	268.2
Corporates | Finland
Risk information
Gross exposure	9.1	9.3
Corporates | France
Risk information
Gross exposure	2.6	1.9
Corporates | Poland
Risk information
Gross exposure	2.2	2.4
Corporates | United Kingdom
Risk information
Gross exposure	7.8	8.0
Corporates | Norway
Risk information
Gross exposure	6.8	6.6
Corporates | Denmark
Risk information
Gross exposure	4.0	2.1
Corporates | Germany
Risk information
Gross exposure	0.3	0.1
Corporates | Spain
Risk information
Gross exposure	2.0	3.3
Corporates | Austria
Risk information
Gross exposure	0.2
Corporates | Italy
Risk information
Gross exposure	1.5	2.0
Corporates | Portugal
Risk information
Gross exposure	1.3	1.0
Corporates | Serbia
Risk information
Gross exposure	0.7	0.5
Corporates | Netherlands
Risk information
Gross exposure	0.5	0.6
Corporates | Ireland
Risk information
Gross exposure	0.3	0.3
Corporates | Belgium
Risk information
Gross exposure	0.4	0.5
Corporates | Estonia
Risk information
Gross exposure	0.1	0.1
Corporates | Czech Republic
Risk information
Gross exposure	0.1	0.2
Corporates | Lithuania
Risk information
Gross exposure	0.1	0.2
Corporates | Latvia
Risk information
Gross exposure	0.0
Corporates | Russian Federation
Risk information
Gross exposure	0.1	0.1
Corporates | Iceland
Risk information
Gross exposure	0.1	0.1
Corporates | Slovakia
Risk information
Gross exposure	0.0	0.1
Corporates | Europe except Sweden
Risk information
Gross exposure	kr 40.2	kr 39.4